Borrowing facilities - Narrative (Details) - GBP (£) £ in Millions	Jun. 03, 2026	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		£ 8,007	£ 7,832
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		5,408	0
In 1 to 2 years | Extension of term of borrowing facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 5,158
Facilities held as backup to commercial paper and similar borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		7,968	7,792
Facilities available as backup to specific US borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		£ 39	£ 40